Employment benefit plan	12 Months Ended
Mar. 31, 2023
Employment benefit plan

34. Employment benefit plan

	March 31,
	2022	2023
Defined benefit obligation	69,729	71,277
Liability for compensated absences	33,224	25,487
Total liability	102,953	96,766

Net Unfunded liability	69,729	71,277

The Group’s gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2022	2023
Present value of obligation at beginning of year	82,330	79,594
Interest cost	3,889	3,239
Current service cost	10,639	8,619
Past service cost	-	-
Remeasurement (gain)/loss on obligation
-economic assumptions	-	(3,694)
-demographic assumptions	(719)	(149)
-experience assumptions	1,103	14,439
Benefits paid	(17,648)	(22,551)
Present value of obligation at closing of year	79,594	79,497

Movement in plan assets*

	March 31,
	2022	2023
Fair value of plan assets at beginning of the year	11,943	9,865
Employer contributions	-	-
Benefits paid	(2,791)	(2,273)
Earning on assets	651	538
Remeasurement (gain)/loss on plan assets	62	88
Fair value of plan assets at end of the year	9,865	8,218

*	plan assets represents investment made by the Company in LIC funds

Unfunded liability

	March 31,
	2022	2023
Current	35,621	40,744
Non-current	34,108	30,533
Unfunded liability recognized in statement of financial position	69,729	71,277

Components of cost recognized in profit or loss

		March 31,
	2021	2022	2023
Current service cost	10,806	10,639	8,619
Net interest cost	3,539	3,239	2,702
	14,345	13,878	11,321

Amount recognised in other comprehensive income

		March 31,
	2021	2022	2023
Remeasurement loss/ (gain) on obligation*	(2,009)	321	10,508

*	Refer to Note 31 for the movement during the year.

The principal actuarial assumptions used for estimating the group’s defined benefit obligations are set out below:

	March 31,
	2022	2023
Discount rate	5.45%	7.10%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	1.56 - 5.85	1.78 - 5.45
Retirement age (years)	58	58
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	22% - 26%	31%
From 31 to 44 years	57% - 65%	61%
Above 44 years	9% - 21%	8%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2022	2023
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	920	1,032
b) Impact due to decrease of 0.50%	(952)	(1,069)

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,018)	(1,083)
b) Impact due to decrease of 0.50%	1,105	1,059

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2022	2023
Year 1	40,306	38,753
Year 2	15,206	13,545
Year 3	7,370	6,942
Year 4	4,080	5,042
Year 5	3,495	4,867
Year 6-10	13,351	18,198
Total expected payments	83,808	87,347

CODE ON SOCIAL SECURITY, 2020

The Code on Social Security, 2020 (‘Code’) relating to employee benefits during employment and post-employment benefits received Presidential assent in September 2020. The Code has been published in the Gazette of India. However, the date on which the Code will come into effect has not been notified and the final rules/interpretation have not yet been issued. The Company will assess the impact of the Code when it comes into effect and will record any related impact in the period the Code becomes effective.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)